Long-term investments - Additional Information (Detail) $ in Thousands				1 Months Ended		6 Months Ended	12 Months Ended
	Dec. 30, 2019 USD ($)	Apr. 16, 2019 USD ($) MW	Nov. 28, 2018 USD ($)	May 31, 2019 USD ($)	May 31, 2019 CAD ($)	Jun. 30, 2019 shares	Dec. 31, 2019 USD ($) MW wind_project shares	Dec. 31, 2019 CAD ($) MW wind_project shares	Dec. 31, 2018 USD ($)	May 24, 2019 USD ($)	May 24, 2019 CAD ($)	May 01, 2019 USD ($) mi	Apr. 15, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity method investments							$ 83,770,000		$ 29,588,000
Amount drawn under credit facility			$ 305,000,000
Non-controlling interest attributable to subsidiary							16,482,000		2,622,000
Distribution from interest in noncontrolling interest							26,465,000	$ 34,373
Fair value loss							278,084,000		(137,957,000)
Investments carried at fair value							1,294,147,000		814,530,000
Capital contributed to joint venture	$ 1,500,000
Dividend and interest income from investments							100,886,000		39,263,000
Noncontrolling interest in partnerships and joint ventures							83,770,000		29,588,000
Investments in VIEs							$ 59,091,000		9,581,000
Number of wind projects | wind_project							3	3
Fair value of support provided							$ 9,493,000		1,682,000
Income (loss) from equity method investments							$ 9,108,000		$ 3,082,000
Notes receivable, weighted average interest rate (percent)							7.66%		9.90%
AWUSA VR Holding LLC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity interest												20.00%
Distance of water pipeline | mi												140
Note payable	13,293,000
San Antonio Water System
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fair value loss							$ (6,007,000)		$ 0
Investments carried at fair value							27,072,000		0
Additional deferred credits related to investment in San Antonio Water System							5,000,000
Dividend and interest income from investments							$ 6,007,000		0
Atlantica Yield Energy Solutions Canada, Inc
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity method investment, treasury shares purchased (shares) | shares							1,384,402	1,384,402
Payment to acquire equity method investment							$ 30,000,000
Share received pursuant to prepayment (shares) | shares							2,000,000	2,000,000
Equity method investment, prepayment							$ 53,750,000
Option to exchange shares | shares						3,500,000
AYES Canada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-controlling interest attributable to subsidiary				$ 96,752,000			73,707,000
Dividend income							25,572
Fair value loss							(6,649,000)		0
Investments carried at fair value							88,494,000		0
Dividend and interest income from investments							$ 25,572,000		$ 0
Atlantica
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity interest							44.20%		41.50%
Equity method investments									$ 952,567,000
Holdback amount on credit facility									40,000,000
Holdback settled in 2019							$ (29,100,000)
Fair value loss							290,740,000		(137,957,000)
Investments carried at fair value							1,178,581,000		814,530,000
Dividend and interest income from investments							$ 69,307,000		$ 39,263,000
Atlantica | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity interest							48.50%
Maverick
Accounts, Notes, Loans and Financing Receivable [Line Items]
Wind power capacity (megawatt) | MW							490	490
Sugar Creek
Accounts, Notes, Loans and Financing Receivable [Line Items]
Wind power capacity (megawatt) | MW							202	202
75% Interest in Red Lily I Partnership
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity interest							75.00%
Wind power capacity (megawatt) | MW							26.4	26.4
Other Development Projects
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity interest							50.00%
Windlectric
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity interest													50.00%
Equity method investments										$ 91,918,000	$ 123,603
Non-controlling interest attributable to subsidiary					$ 130,103
Non-controlling interest calculated using the HLBV method							$ 0
Wind power capacity (megawatt) | MW		75
Development loan		$ 316,786,000
Altavista
Accounts, Notes, Loans and Financing Receivable [Line Items]
Solar power capacity (megawatt ac) | MW							80	80
Southern Missouri Wind Projects
Accounts, Notes, Loans and Financing Receivable [Line Items]
Wind power capacity (megawatt) | MW							150	150
Number of wind projects | wind_project							2	2
AAGES B.V Secured Credit Facility
Accounts, Notes, Loans and Financing Receivable [Line Items]
Duration of credit facility			3 years
Secured credit facility			$ 306,500,000
Secured Loan | AWUSA VR Holding LLC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity method investments												$ 17,000,000
Atlantica | Windlectric
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity method investments										$ 4,834,000	$ 6,500
Affiliated Entity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Exchange of note receivable	$ 30,293
Windlectric
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total purchase price		6,362,000
Property, plant and equipment		311,175,000
Deferred income tax assets, net		3,015,000
Working capital		14,280,000
Liabilities		$ 1,600,000